Stock-Based Compensation - Stock Option Activity (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Caesars Acquisition Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	[1]	$ 9.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding as of December 31, 2016		1,002,500
Granted		0	0	20,000
Number of options exercised		(450,375)	(417,500)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares	[1]	(552,125)
Outstanding as of December 31, 2017		0	1,002,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price Outstanding, Beginning of Period		$ 9.43
Weighted Average Exercise Price per Share (1)		0.00	$ 0.00	$ 7.73
Weighted Average Exercise Price Exercised		9.68
Weighted Average Exercise Price Outstanding, End of Period		$ 0.00	$ 9.43
Weighted Average Remaining Contractual Term [Abstract]
Options Outstanding, Weighted Average Remaining Contractual Term			7 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding		$ 0	$ 0
Parent [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding as of December 31, 2016		9,820,168
Granted		0	0	1,844,332
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)	[2]	897,204
Number of options exercised		(1,249,640)	(11,101)	(58,700)
Forfeited		(112,917)
Expired		(126,925)
Outstanding as of December 31, 2017		9,227,890	9,820,168
Vested and expected to vest as of December 31, 2017		9,227,890
Exercisable as of December 31, 2017		7,698,080
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price Outstanding, Beginning of Period		$ 11.69
Weighted Average Exercise Price per Share (1)	[3]	0.00	$ 0.00	$ 10.04
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price	[2]	5.67
Weighted Average Exercise Price Exercised		6.51
Weighted Average Exercise Price Forfeited		9.47
Weighted Average Exercise Price Expired		10.58
Weighted Average Exercise Price Outstanding, End of Period		10.36	$ 11.69
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		10.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 8.97
Weighted Average Remaining Contractual Term [Abstract]
Options Outstanding, Weighted Average Remaining Contractual Term		3 years 11 months	6 years 2 months
Options Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		3 years 11 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value		$ 35,000,000	$ 2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value		$ 31,000,000

[1]	(1) CAC stock option grants were canceled and CEC assumed the stock option grants as a result of the CAC Merger.
[2]	Represents the Pension Protection Act zone status for applicable plan year beginning January 1, except where noted otherwise. The zone status is based on information that the Company received from the plan administrator and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are between 65% and less than 80% funded, and plans in the green zone are at least 80% funded. All plans detailed in the table above utilized extended amortization provisions to calculate zone status.
[3]	Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.